Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2020 and 2021, accounts receivable consisted of the following:

	December 31, 2020	December 31, 2021

Accounts receivable - gross	$81,996	$63,770
Allowance for doubtful accounts	(886)	(635)
Accounts receivables, net	$81,110	$63,135

The Company recorded $189 of bad debt expense for the year ended December 31, 2019, and reversed bad debt expense of $1,126 and $268 for the year ended December 31, 2020 and 2021, respectively.